Intangible Royalty Assets, Net - Narrative (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue Benchmark | Individual Licensees Concentration List
Finite-Lived Intangible Assets [Line Items]
Individual licensees exceeding 10% or more of revenue (as a percent)	99.00%	94.00%	97.00%	91.00%	73.00%
DPP-IV Inhibitors
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, useful life	1 year
Projected amortization expense, 2021	$ 17.3
Projected amortization expense, 2021	$ 5.7
DPP-IV patents
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, useful life				1 year 3 months
Projected amortization expense, 2021				$ 23.0
Projected amortization expense, 2022				$ 5.7